[LOGO OF USAA]
   USAA(R)

                     USAA FIRST START
                                  GROWTH Fund

                             [GRAPHIC OF USAA FIRST START(R) GROWTH FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                         I BELIEVE THE NEXT FEW MONTHS

[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY

                                      AS TO THE TRUE HEALTH OF THE ECONOMY

                                          AND ITS POTENTIAL FOR GROWTH.

                                                     "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S. economy is also in need of a boost from corporate America. But corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services that we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

SHAREHOLDER VOTING RESULTS                                                   8

FINANCIAL INFORMATION

    Portfolio of Investments                                                10

    Notes to Portfolio of Investments                                       14

    Financial Statements                                                    15

    Notes to Financial Statements                                           18

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FIRST START GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of companies that provide goods or services believed to be familiar to young people.


--------------------------------------------------------------------------------
                                          1/31/03                   7/31/02
--------------------------------------------------------------------------------
Net Assets                             $129.1 Million            $129.2 Million
Net Asset Value Per Share                   $6.59                     $7.04


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
  7/31/02 TO 1/31/03*      1 YEAR       5 YEARS      SINCE INCEPTION ON 8/1/97
     -6.39%                -29.29%      -8.24%                -7.10%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                      CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


          USAA FIRST    LIPPER LARGE-CAP   LIPPER LARGE-CAP
         START GROWTH     GROWTH FUNDS       GROWTH FUNDS     RUSSELL 1000    S&P 500
             FUND           AVERAGE              INDEX        GROWTH INDEX     INDEX
         ------------   ----------------   ----------------   ------------    -------
8/1/1997  $10000.00        $10000.00          $10000.00         $10000.00    $10000.00
 8/31/97    9470.00          9552.48            9454.60           9414.70      9440.20
 9/30/97    9930.00         10068.30            9976.81           9877.99      9956.92
10/31/97    9590.00          9709.25            9630.44           9512.89      9624.76
11/30/97    9860.00          9904.45            9844.50           9916.95     10069.94
12/31/97    9980.00         10023.68            9978.81          10028.04     10242.76
 1/31/98   10250.00         10179.28           10155.44          10327.90     10355.94
 2/28/98   11300.00         10989.66           10930.94          11104.78     11102.42
 3/31/98   11630.00         11493.80           11439.56          11547.47     11670.50
 4/30/98   12000.00         11660.89           11631.30          11707.26     11790.01
 5/31/98   11590.00         11358.57           11371.17          11375.06     11587.63
 6/30/98   12280.00         12033.16           12022.06          12071.74     12057.97
 7/31/98   12270.00         11910.99           12016.38          11991.83     11930.54
 8/31/98   10300.00          9960.35           10053.99          10192.15     10206.86
 9/30/98   10773.09         10650.94           10785.33          10975.08     10861.28
10/31/98   11851.41         11348.52           11480.91          11857.16     11743.38
11/30/98   12667.70         12137.38           12269.24          12759.08     12454.84
12/31/98   14018.12         13411.77           13618.34          13909.56     13172.07
 1/31/99   14693.32         14298.40           14502.45          14726.31     13722.68
 2/28/99   14380.91         13702.87           13907.12          14053.56     13296.25
 3/31/99   15338.30         14512.66           14697.66          14793.71     13828.08
 4/30/99   15388.69         14591.75           14747.89          14812.62     14363.57
 5/31/99   15066.20         14149.72           14259.33          14357.39     14024.76
 6/30/99   16164.67         15140.15           15250.52          15363.05     14800.98
 7/31/99   15560.01         14693.32           14771.90          14874.79     14340.83
 8/31/99   15267.75         14708.21           14774.95          15117.84     14269.84
 9/30/99   14792.07         14607.76           14625.02          14800.26     13879.13
10/31/99   15419.37         15631.24           15746.54          15917.94     14757.03
11/30/99   16026.43         16578.07           16524.77          16776.78     15057.00
12/31/99   17078.67         18695.40           18359.90          18521.69     15942.59
 1/31/00   16319.84         18002.70           17622.99          17653.24     15141.68
 2/29/00   17078.67         19447.12           18549.84          18516.23     14855.36
 3/31/00   17999.38         20373.04           19851.68          19841.54     16307.70
 4/30/00   17645.26         19126.90           18315.56          18897.39     15817.25
 5/31/00   17230.44         17962.31           17261.20          17945.79     15492.99
 6/30/00   17857.73         19280.91           18402.76          19305.86     15874.56
 7/31/00   17361.97         18860.90           18029.92          18501.04     15626.59
 8/31/00   18717.74         20546.57           19589.30          20176.20     16596.68
 9/30/00   17260.79         19109.88           18095.42          18267.63     15720.71
10/31/00   16380.55         18094.10           17138.59          17403.25     15653.92
11/30/00   13770.18         15680.96           14839.14          14837.89     14420.78
12/31/00   14276.07         15704.00           14746.91          14368.39     14491.52
 1/31/01   15125.95         16111.08           15176.02          15361.05     15005.36
 2/28/01   12363.82         13774.01           12826.54          12753.17     13638.02
 3/31/01   11008.05         12395.96           11493.94          11365.40     12774.53
 4/30/01   12424.53         13704.07           12727.91          12802.82     13766.46
 5/31/01   12151.35         13566.64           12631.13          12614.40     13858.81
 6/30/01   11847.82         13134.77           12267.17          12322.26     13521.62
 7/31/01   10997.94         12649.10           11827.52          12014.30     13388.46
 8/31/01    9955.81         11611.2692         10928.4248        11031.84     12551.16
 9/30/01    8225.69         10460.9436          9829.5645         9930.40     11537.71
10/31/01    8883.34         10871.2637         10237.2031        10451.40     11757.85
11/30/01    9712.99         11877.2802         11175.2334        11455.42     12659.53
12/31/01    9621.93         11923.4841         11227.0625        11433.89     12770.50
 1/31/02    9429.69         11636.8264         10973.3418        11231.90     12584.24
 2/28/02    9136.28         11127.0026         10519.0986        10765.78     12341.49
 3/31/02    9520.75         11566.7976         10942.373         11138.15     12805.70
 4/30/02    8832.75         10784.3922         10213.793         10229.10     12029.66
 5/31/02    8751.81         10541.1351         10027.6113         9981.63     11941.35
 6/30/02    7851.33          9662.8171          9211.002          9058.28     11091.06
 7/31/02    7122.86          8915.3235          8517.8096         8560.30     10226.72
 8/31/02    7122.86          8932.8798          8564.8984         8585.89     10293.67
 9/30/02    6869.92          8143.7629          7735.0562         7695.29      9176.07
10/31/02    7132.98          8761.9938          8330.4775         8401.19      9982.83
11/30/02    7082.39          9135.2721          8675.3516         8857.50     10569.83
12/31/02    6768.74          8490.8229          8070.876          8245.66      9949.20
 1/31/03    6667.56          8318.3981          7884.6909         8045.58      9689.06

                                  [END CHART]

                        DATA SINCE INCEPTION ON 8/1/97 THROUGH 1/31/03.

                 THE RUSSELL 1000 GROWTH INDEX REPLACED THE S&P 500 INDEX AS ONE OF THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA First Start Growth Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Large-Cap Growth Funds Average, an average performance level of all large-capitalization growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2003, the USAA First Start Growth Fund had a total return of -6.39%. This compares to a return of -7.43% for the Lipper Large-Cap Growth Funds Index, a return of -6.01% for the Russell 1000 Growth Index, and a return of -5.26% for the S&P 500 Index, benchmarks of how other similar funds performed.

IN WHAT KINDS OF COMPANIES WAS THE FUND INVESTED?

                 As the Fund's subadviser, we at Marsico Capital Management,
                 LLC made sure the Fund had investments in many different types of industry sectors, but there were certain industries in which we had a larger percentage of our holdings in a sector than the Russell 1000 Growth Index had. We had a lot of holdings in the diversified financial services industry for most of the period. This broad sector includes most financial companies but not companies that focus solely on commercial banking. This had a positive impact on performance because stocks from this industry, as a group, did better than the market overall. We know that many of you are preparing for college, so you may be interested to know that our best-performing holding in the diversified financial services industry was SLM Corp., better known as Sallie Mae, the provider of student loans.

                 Another area of the market in which we had substantial holdings was the consumer discretionary sector, which includes companies that tend to do better when consumers feel good. Results of our holdings in this sector were mixed, because people are worried about a possible war and feel uncertain about the country's economy. Some holdings, such as Wal-Mart Stores, Inc. and Bed Bath & Beyond, Inc., had positive returns, while others, such as those in automobile manufacturers and hotels,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER LARGE-CAP GROWTH FUNDS INDEX, THE RUSSELL 1000 GROWTH INDEX, AND THE S&P 500 INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 resorts, and cruise lines did not do as well. Many investors have been concerned about price-cutting and heavy competition as car companies try to attract business. Travel-related businesses are still trying to recover from the impact of the terrorist attacks in 2001 and the soft global business climate.

DID ANY OTHER MAJOR SECTORS HAVE AN IMPACT?

                 Health care investments didn't do so well, so neither did our holdings in the health care equipment and health care distributors and services industries. You may have read recently about Tenet Healthcare Corp., a company that came under scrutiny from the government and suffered a dramatic fall in its stock price. We sold Tenet at the end of October, but it was still the weakest performing stock in the Fund for the six months ended January 31, 2003, declining 40% during the part of the period in which it was held.

DID YOU MAKE ANY SIGNIFICANT SHIFTS IN THE FUND'S POSITIONING?

                 We believe the overall information technology sector has too much capacity, an absence of pricing power, and weak corporate spending, but in December and January we invested in technology and telecommunications companies that we believe have technology that other companies don't have and/or market share advantages. These included Microsoft Corp., the company whose operating system is most likely on your computer; Cisco Systems, Inc., a leading computer networking company that provides some of the tools that make the Internet work; and Nextel Communications, Inc. "A," a mobile phone company.

WHAT'S YOUR OUTLOOK?

                 Your grandparents were probably children the last time we faced an investment environment as tough as today's. Therefore, our

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-13.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 outlook is somewhat cautious over the next six months and more optimistic longer-term. The United States and its allies are facing many political challenges from countries including Iraq, North Korea, and the Middle East, and potential terrorism threats, so we are being cautious.

                 On the brighter side, once these tensions show signs of easing, a case can be made for improved returns on investments in stocks. Interest rates are at 40-year lows, which is important because interest rates are the price of money. Low interest rates support higher stock prices by making interest-paying alternatives to stocks, such as bonds and bank deposits, less attractive and also by making it less expensive for companies to get the money they need for investing in their businesses. Additionally, low interest rates have sparked a wave of home mortgage refinancing that has put more money in consumers' pockets. Low inflation and increases in worker productivity at corporations, which can lead to higher profits, are more positive factors.

                 Although we've all learned difficult lessons about the risks of investing in stocks over the past few years, there may be some reasons for optimism ahead. The diversity and resiliency of the U.S. economy have helped to cushion the damage that has typically been associated with a long bear market in equities. The banking system remains strong, and unemployment doesn't appear to be a major drag on the overall economy.

                 Despite the tough investment climate, stocks represent one of the most significant ways to build wealth over the long term, and we encourage you to continue to learn about the financial markets as you save and invest for important goals in your life. We appreciate the opportunity to invest on your behalf and we look forward to continuing to earn your trust.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
--------------------------------------------

UnitedHealth Group, Inc.                7.1%

SLM Corp.                               6.9%

Quest Diagnostics, Inc.                 4.8%

Procter & Gamble Co.                    3.8%

Citigroup, Inc.                         3.6%

Amgen, Inc.                             3.4%

Fannie Mae                              3.4%

Viacom, Inc. "B"                        3.1%

Wells Fargo & Co.                       3.1%

Genentech, Inc.                         3.0%

--------------------------------------------


--------------------------------------------
             TOP 10 INDUSTRIES*
             (% of Net Assets)
--------------------------------------------

Diversified Financial Services         17.1%

Biotechnology                           7.6%

Managed Health Care                     7.1%

Health Care Distributors & Services     4.8%

Application Software                    4.4%

Systems Software                        4.4%

Household Products                      3.8%

Aerospace & Defense                     3.4%

Homebuilding                            3.2%

Banks                                   3.1%

--------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-13.

8

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. The Fund's shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR         AGAINST       ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   9,697,053      266,161       194,782            N/A


PROPOSAL 2B
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Marsico Capital Management, LLC.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR         AGAINST       ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   9,657,646      289,602       210,748            N/A

 . . . C O N T I N U E D
========================--------------------------------------------------------

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Directors of USAA Mutual Fund, Inc. to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR         AGAINST       ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   9,081,786      824,703       225,710            25,796


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              STOCKS (94.6%)

              AEROSPACE & DEFENSE (3.4%)
   26,298     General Dynamics Corp.                          $      1,739
   51,470     Lockheed Martin Corp.                                  2,628
                                                              ------------
                                                                     4,367
                                                              ------------

              AIR FREIGHT & LOGISTICS (2.1%)
   51,474     FedEx Corp.                                            2,707
                                                              ------------

              AIRLINES (0.7%)
   21,362     Ryanair Holdings plc ADR*                                845
                                                              ------------

              APPLICATION SOFTWARE (4.4%)
   52,958     BEA Systems, Inc.*                                       607
   48,397     Electronic Arts, Inc.*                                 2,508
   43,048     Intuit, Inc.*                                          1,898
   31,932     PeopleSoft, Inc.*                                        619
                                                              ------------
                                                                     5,632
                                                              ------------

              AUTOMOBILE MANUFACTURERS (2.2%)
   70,312     Bayerische Motoren Werke AG                            2,058
    2,016     Porsche AG (Preferred)                                   812
                                                              ------------
                                                                     2,870
                                                              ------------

              BANKS (3.1%)
   84,496     Wells Fargo & Co.                                      4,003
                                                              ------------

              BIOTECHNOLOGY (7.6%)
   85,544     Amgen, Inc.*                                           4,359
  107,066     Genentech, Inc.*                                       3,934
   45,838     IDEC Pharmaceuticals Corp.*                            1,471
                                                              ------------
                                                                     9,764
                                                              ------------

              BROADCASTING & CABLE TV (2.5%)
   80,484     Clear Channel Communications, Inc.*                    3,226
                                                              ------------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              COMPUTER HARDWARE (2.6%)
   53,828     Dell Computer Corp.*                            $      1,284
  118,024     Hewlett-Packard Co.                                    2,055
                                                              ------------
                                                                     3,339
                                                              ------------

              CONSTRUCTION & ENGINEERING (0.4%)
   14,472     Jacobs Engineering Group, Inc.*                          539
                                                              ------------

              DIVERSIFIED FINANCIAL SERVICES (17.1%)
  135,414     Citigroup, Inc.                                        4,655
   68,040     Fannie Mae                                             4,402
  110,204     J. P. Morgan Chase & Co.                               2,572
   28,092     Lehman Brothers Holdings, Inc.                         1,532
   83,590     SLM Corp.                                              8,880
                                                              ------------
                                                                    22,041
                                                              ------------

              GENERAL MERCHANDISE STORES (2.5%)
   67,206     Wal-Mart Stores, Inc.                                  3,212
                                                              ------------

              HEALTH CARE DISTRIBUTORS & SERVICES (4.8%)
  114,736     Quest Diagnostics, Inc.*                               6,170
                                                              ------------

              HEALTH CARE EQUIPMENT (2.1%)
   66,016     Zimmer Holdings, Inc.*                                 2,707
                                                              ------------

              HEALTH CARE FACILITIES (2.7%)
   81,678     HCA, Inc.                                              3,491
                                                              ------------

              HOME IMPROVEMENT RETAIL (1.3%)
   49,652     Lowe's Companies, Inc.                                 1,697
                                                              ------------

              HOMEBUILDING (3.2%)
   49,912     Lennar Corp.                                           2,688
   36,878     M.D.C. Holdings, Inc.                                  1,457
                                                              ------------
                                                                     4,145
                                                              ------------

              HOTELS, RESORTS, & CRUISE LINES (0.7%)
   33,970     Four Seasons Hotels, Inc.                                900
                                                              ------------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (3.8%)
   57,974     Procter & Gamble Co.                            $      4,961
                                                              ------------

              INTERNET RETAIL (0.7%)
   12,807     eBay, Inc.*                                              963
                                                              ------------

              MANAGED HEALTH CARE (7.1%)
  103,948     UnitedHealth Group, Inc.                               9,137
                                                              ------------

              MOTORCYCLE MANUFACTURERS (0.4%)
   13,592     Harley-Davidson, Inc.                                    568
                                                              ------------

              MOVIES & ENTERTAINMENT (3.1%)
  102,380     Viacom, Inc. "B"*                                      3,947
                                                              ------------

              NETWORKING EQUIPMENT (2.8%)
  269,218     Cisco Systems, Inc.*                                   3,599
                                                              ------------

              PHARMACEUTICALS (1.7%)
   42,078     Johnson & Johnson, Inc.                                2,256
                                                              ------------

              SPECIALTY STORES (2.2%)
   33,910     Bed Bath & Beyond, Inc.*                               1,136
   75,210     Tiffany & Co.                                          1,749
                                                              ------------
                                                                     2,885
                                                              ------------

              SYSTEMS SOFTWARE (4.4%)
   79,170     Microsoft Corp.                                        3,757
  110,760     Oracle Corp.*                                          1,332
   34,168     VERITAS Software Corp.*                                  624
                                                              ------------
                                                                     5,713
                                                              ------------

              TELECOMMUNICATION EQUIPMENT (2.6%)
   90,898     QUALCOMM, Inc.*                                        3,423
                                                              ------------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                    MARKET
   NUMBER                                                            VALUE
OF SHARES     SECURITY                                               (000)
--------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (2.4%)
  246,206     Nextel Communications, Inc. "A"*                $      3,107
                                                              ------------
              Total stocks (cost: $127,543)                        122,214
                                                              ------------

PRINCIPAL                                                           MARKET
   AMOUNT                                                            VALUE
    (000)     SECURITY                                               (000)
--------------------------------------------------------------------------
              MONEY MARKET INSTRUMENT (4.2%)
$   5,400     Student Loan Marketing Discount Note,
                 1.19%, 2/03/2003 (cost: $5,400)                     5,400
                                                              ------------

              TOTAL INVESTMENTS (COST: $132,943)              $    127,614
                                                              ============

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 * Non-income-producing security for the 12 months preceding
                   January 31, 2003.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified
      cost of $132,943)                                                   $    127,614
   Cash                                                                             73
   Cash denominated in foreign currencies (identified cost of $29)                  29
   Receivables:
      Capital shares sold                                                          375
      Dividends                                                                    102
      Securities sold                                                            4,094
      USAA Investment Management Company                                           326
                                                                          ------------
         Total assets                                                          132,613
                                                                          ------------

LIABILITIES

   Securities purchased                                                          3,113
   Capital shares redeemed                                                          23
   USAA Investment Management Company                                               72
   USAA Transfer Agency Company                                                    211
   Accounts payable and accrued expenses                                            66
                                                                          ------------
         Total liabilities                                                       3,485
                                                                          ------------
            Net assets applicable to capital shares outstanding           $    129,128
                                                                          ============

NET ASSETS CONSIST OF:

   Paid-in capital                                                        $    256,031
   Accumulated undistributed net investment loss                                  (453)
   Accumulated net realized loss on investments                               (121,121)
   Net unrealized depreciation of investments                                   (5,329)
                                                                          ------------
            Net assets applicable to capital shares outstanding           $    129,128
                                                                          ============
   Capital shares outstanding                                                   19,604
                                                                          ============
   Authorized shares of $.01 par value                                          95,000
                                                                          ============
   Net asset value, redemption price, and offering price per share        $       6.59
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT LOSS

   Income:
      Dividends (net of foreign taxes withheld of $6)            $     475
      Interest                                                          35
      Fees from securities loaned                                        1
                                                                 ---------
         Total income                                                  511
                                                                 ---------
   Expenses:
      Management fees                                                  459
      Administrative and servicing fees                                100
      Transfer agent's fees                                          1,260
      Custodian's fees                                                  62
      Postage                                                          127
      Shareholder reporting fees                                       178
      Directors' fees                                                    2
      Registration fees                                                 13
      Professional fees                                                 29
      Other                                                             20
                                                                 ---------
         Total expenses                                              2,250
      Expenses reimbursed                                           (1,285)
      Expenses paid indirectly                                          (1)
                                                                 ---------
         Net expenses                                                  964
                                                                 ---------
            Net investment loss                                       (453)
                                                                 ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss on investments                                 (5,603)
   Change in net unrealized appreciation/depreciation               (2,822)
                                                                 ---------
            Net realized and unrealized loss                        (8,425)
                                                                 ---------
Decrease in net assets resulting from operations                 $  (8,878)
                                                                 =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FIRST START GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                                 1/31/2003          7/31/2002
                                                                 ----------------------------
FROM OPERATIONS

   Net investment loss                                           $    (453)       $    (1,182)
   Net realized loss on investments                                 (5,603)           (79,429)
   Net realized gain on foreign currency transactions                    -                 31
   Change in net unrealized appreciation/depreciation of:
      Investments                                                   (2,822)            11,923
                                                                 ----------------------------
         Decrease in net assets resulting from operations           (8,878)           (68,657)
                                                                 ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                        17,491             45,237
   Cost of shares redeemed                                          (8,652)           (33,256)
                                                                 ----------------------------
      Increase in net assets from capital
          share transactions                                         8,839             11,981
                                                                 ----------------------------
Net decrease in net assets                                             (39)           (56,676)

NET ASSETS

   Beginning of period                                             129,167            185,843
                                                                 ----------------------------
   End of period                                                 $ 129,128        $   129,167
                                                                 ============================
Accumulated undistributed net investment loss
   End of period                                                 $    (453)       $         -
                                                                 ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                       2,505              5,023
   Shares redeemed                                                  (1,244)            (3,772)
                                                                 ----------------------------
         Increase in shares outstanding                              1,261              1,251
                                                                 ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA First Start Growth Fund (the Fund). The Fund's investment objective is long-term capital appreciation.

                 A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                     1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                     2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                     3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                     4. Securities that cannot be valued by the methods set
                        forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the investment subadviser of the Fund, under valuation procedures approved by the Company's Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                 D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                     1. Market value of securities, other assets, and
                        liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                     2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                     Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                 E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

                 F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling
              $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America, an affiliate of the Fund's subadviser, Marsico Capital Management, LLC. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

              The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

              Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $76,601,000, which will expire between 2008 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $90,291,000 and $78,028,000, respectively.

              At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

              Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $5,123,000 and $10,452,000, respectively, resulting in net unrealized depreciation of $5,329,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

              loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of January 31, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period,

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


     OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
     --------------------------------------------------------------------------
     +/- 1.00% to 4.00%                 +/- 0.04%
     +/- 4.01% to 7.00%                 +/- 0.05%
     +/- 7.01% and greater              +/- 0.06%

     (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                     For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $459,000, which is net of a performance fee adjustment of $(39,000).

                 B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital Management, LLC (Marsico), under which Marsico directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico a subadvisory fee.

                 C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $100,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.45% of the Fund's average net assets, excluding the effect of any fee-offset arrangements, and will reimburse the Fund for all expenses in excess of that amount. During the six-month period ended January 31, 2003, the Fund incurred reimbursable expenses of $1,285,000.

                 E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,260,000.

                 F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

              On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on August 1, 1997. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FIRST START GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                           YEAR ENDED JULY 31,
                                   -------------------------------------------------------------------------------------
                                        2003            2002           2001           2000           1999          1998*
                                   -------------------------------------------------------------------------------------
Net asset value at
   beginning of period             $    7.04       $   10.87      $   17.17      $   15.44      $   12.27      $  10.00
                                   ------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                  (.02)(a)        (.07)(a)       (.16)(a)       (.15)(a)       (.07)(a)      (.10)(a)
   Net realized and unrealized
      gain (loss)                       (.43)(a)       (3.76)(a)      (6.14)(a)       1.94(a)        3.32(a)       2.37(a)
                                   ------------------------------------------------------------------------------------
Total from investment operations        (.45)(a)       (3.83)(a)      (6.30)(a)       1.79(a)        3.25(a)       2.27(a)
                                   ------------------------------------------------------------------------------------
Less distributions:
   From realized capital gains             -               -              -           (.06)          (.08)            -
                                   ------------------------------------------------------------------------------------
Net asset value at end of period   $    6.59       $    7.04      $   10.87      $   17.17      $   15.44      $  12.27
                                   ====================================================================================
Total return (%)**                     (6.39)         (35.23)        (36.66)         11.58          26.81         22.70
Net assets at end of period (000)  $ 129,128       $ 129,167      $ 185,843      $ 248,990      $ 155,802      $ 45,344
Ratio of expenses to
   average net assets (%)***            1.45(b,c)       1.45(c)        1.65(c)        1.65           1.65          1.65
Ratio of expenses to
   average net assets, excluding
   reimbursements (%)***                3.38(b,c)       3.02(c)        2.18(c)        1.95           1.87             -
Ratio of net investment loss to
   average net assets (%)***            (.68)(b)        (.75)         (1.17)          (.92)          (.50)         (.83)
Portfolio turnover (%)                 62.79          158.95          59.27          52.58          26.64         52.11

  *  Fund commenced operations August 1, 1997.
 ** Assumes reinvestment of all realized capital gain distributions during the period.
*** For the six-month period ended January 31, 2003, average net assets were $132,000,000.
(a)  Calculated using average shares. For the six-month period ended January
     31, 2003, average shares were 18,944,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

  INVESTMENT ADVISER,        USAA Investment Management Company
         UNDERWRITER,        9800 Fredericksburg Road
      AND DISTRIBUTOR        San Antonio, Texas 78288

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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

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